General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expense [Abstract]
Summary of general and administrative expense	General and administrative expenses for the years ended December 31, 2021, December 31, 2022 and December 31, 2023 were as follows:

	December 31,
	2021	2022	2023
Management fees – related parties	$19,221	$17,723	$19,199
Professional fees (legal and accounting)	854	1,023	1,070
Directors fees and expenses	759	802	781
Listing fees and expenses	101	181	128
Miscellaneous	1,563	2,073	2,585
Total	$22,498	$21,802	$23,763